Quarterly Holdings Report
for
Fidelity® SAI High Income Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SAH-NPRT1-0926
1.9901444.105
Alternative Funds - 1.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (n)(o) (Cost $45,965,983)	4,692,941	43,398,438

Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.1161% 6/27/2033 (f)(l) (Cost $549,182)	549,183	549,182

Bank Loan Obligations - 11.4%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (c)(e)(f)(g)	2,266,845	2,266,845
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 9/30/2026 (c)(e)(f)(g)	1,138,511	1,138,511

TOTAL COLOMBIA		3,405,356
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (e)(f)(g)	4,189,246	4,193,184
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (e)(f)(g)	3,825,544	3,888,513
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (e)(f)(g)	242,487	158,587
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 8/30/2028 (e)(f)(g)	5,337,841	3,149,326
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (e)(f)(g)	5,387,498	5,219,138
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (e)(f)(g)	6,341,504	6,153,542

TOTAL SWITZERLAND		11,372,680
UNITED STATES - 10.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7244% 10/3/2031 (e)(f)(g)	695,874	466,528
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9898% 4/3/2031 (e)(f)(g)	6,199,000	5,657,455
		6,123,983
Entertainment - 0.2%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (e)(f)(g)	6,107,000	6,108,527
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (e)(f)(g)	3,587,985	3,318,886
TOTAL COMMUNICATION SERVICES		15,551,396
Consumer Discretionary - 2.4%
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3454% 6/3/2028 (e)(f)(g)	6,109,035	5,666,130
Diversified Consumer Services - 0.1%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1696% 8/19/2030 (e)(f)(g)	3,002,475	2,987,463
Hotels, Restaurants & Leisure - 1.1%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5568% 10/31/2031 (e)(f)(g)	6,425,276	6,189,147
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (e)(f)(g)	7,994,446	7,662,676
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7309% 7/2/2032 (e)(f)(g)	6,734,305	6,427,894
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (e)(f)(g)(j)	288,556	275,427
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 12/30/2026 (c)(e)(f)(g)	14,636,606	9,367,429
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.5843% 12/30/2026 (c)(e)(f)(g)	452,812	294,328
		30,216,901
Household Durables - 0.5%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0809% 6/29/2028 (e)(f)(g)	8,011,817	7,624,606
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (e)(f)(g)	7,388,483	7,315,780
		14,940,386
Specialty Retail - 0.5%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4158% 2/23/2029 (e)(f)(g)	6,367,399	6,181,153
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5744% 6/6/2031 (e)(f)(g)	1,725,000	1,374,256
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (e)(f)(g)	2,309,000	2,302,974
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3102% 2/26/2033 (e)(f)(g)	1,686,988	1,595,603
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (e)(f)(g)	3,466,475	3,220,355
		14,674,341
TOTAL CONSUMER DISCRETIONARY		68,485,221
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (e)(f)(g)	2,980,175	2,808,815
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(e)(f)(g)(h)	46,174	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(e)(f)(g)(h)	13,352	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(e)(f)(g)(h)	102,805	38,935
		38,935
TOTAL CONSUMER STAPLES		2,847,750
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (e)(f)(g)(h)	29,403,405	17,519,431
Financials - 0.3%
Financial Services - 0.1%
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(e)	1,805,000	1,836,587
Insurance - 0.2%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 2/23/2033 (e)(f)(g)	6,973,400	6,525,917
TOTAL FINANCIALS		8,362,504
Health Care - 0.9%
Health Care Providers & Services - 0.2%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (c)(e)(f)(g)	1,125,675	163,110
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1483% 6/30/2031 (e)(f)(g)	2,005,000	2,006,484
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 12/29/2030 (e)(f)(g)	507,450	425,411
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (e)(f)(g)	2,718,000	2,692,288
		5,287,293
Pharmaceuticals - 0.7%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9809% 10/8/2030 (e)(f)(g)	19,804,919	19,192,749
TOTAL HEALTH CARE		24,480,042
Industrials - 1.9%
Building Products - 0.3%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (e)(f)(g)	2,396,791	1,218,361
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (e)(f)(g)	10,022,516	5,042,628
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (e)(f)(g)	5,956,970	2,650,851
		8,911,840
Commercial Services & Supplies - 1.3%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2309% 2/15/2031 (e)(f)(g)	6,925,703	6,102,029
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (e)(f)(g)	11,448,066	9,094,115
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (e)(f)(g)	18,748,966	13,827,363
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (e)(f)(g)	5,350,000	5,314,744
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (e)(f)(g)	2,949,080	2,919,589
		37,257,840
Passenger Airlines - 0.3%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (e)(f)(g)	8,692,000	8,623,159
Transportation Infrastructure - 0.0%
Carrix Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 7/27/2033 (e)(f)(g)(i)	408,333	407,313
Carrix Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 7/27/2033 (e)(f)(g)(i)	81,667	81,462
		488,775
TOTAL INDUSTRIALS		55,281,614
Information Technology - 1.1%
IT Services - 0.3%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.5145% 2/12/2029 (e)(f)(g)	626,000	563,399
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (e)(f)(g)	7,379,152	6,980,678
		7,544,077
Software - 0.8%
CoreWeave Financing DDTL V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 9/30/2031 (e)(f)(g)(i)	295,000	295,369
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9809% 5/3/2028 (e)(f)(g)	4,700,334	4,552,462
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (e)(f)(g)	18,966,849	18,623,170
		23,471,001
TOTAL INFORMATION TECHNOLOGY		31,015,078
Materials - 2.7%
Chemicals - 2.4%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (e)(f)(g)	4,740,000	4,445,456
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (e)(f)(g)	269,302	251,798
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (e)(f)(g)	5,185,475	3,889,106
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (e)(f)(g)	10,313,281	9,642,919
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/9/2028 (e)(f)(g)	555,385	512,542
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (e)(f)(g)	8,757,202	8,713,416
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (e)(f)(g)	12,029,106	11,423,922
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7244% 3/15/2029 (e)(f)(g)	10,870,050	10,663,954
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2684% 3/15/2030 (e)(f)(g)	3,654,059	3,348,031
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (e)(f)(g)	6,063,835	6,068,868
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2309% 4/4/2033 (e)(f)(g)	4,185,000	4,179,769
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2316% 9/30/2031 (e)(f)(g)	5,050,435	3,865,401
		67,005,182
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.9059% 4/13/2029 (e)(f)(g)	7,290,000	7,111,395
TOTAL MATERIALS		74,116,577
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2309% 3/29/2030 (e)(f)(g)	2,584,646	2,604,030
TOTAL UNITED STATES		300,263,643
TOTAL BANK LOAN OBLIGATIONS (Cost $343,934,832)		326,431,289

Common Stocks - 0.7%
	Shares	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd (b)(c)	115,100	125,622
UNITED STATES - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jersey Mike's Subs Inc Class A	11,001	253,023
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Southeastern Grocers LLC rights (b)(c)	1,184,833	11
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy Inc	12,400	3,268,268
Mesquite Energy Inc (b)(c)	493,851	7,531,223
TOTAL ENERGY		10,799,491
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Anteris Technologies Global Corp (b)	198,600	1,557,024
Health Care Providers & Services - 0.1%
Cano Health LLC (b)(c)	153,538	2
Cano Health LLC warrants 6/28/2029 (b)(c)	8,312	0
ModivCare Inc (c)	64,995	320,945
Surgery Partners Inc (b)(d)	212,100	3,266,340
		3,587,287
TOTAL HEALTH CARE		5,144,311
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (b)(c)	89,354	2,921,876
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp (b)	9,600	783,456
TOTAL INFORMATION TECHNOLOGY		3,705,332
TOTAL UNITED STATES		19,902,168
TOTAL COMMON STOCKS (Cost $15,498,599)		20,027,790

Convertible Corporate Bonds - 2.5%
	Principal Amount (a)	Value ($)
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd 2.75% 12/15/2030	4,998,000	5,624,791
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 3.125% 3/15/2030	12,105,000	9,538,740
UNITED STATES - 2.0%
Financials - 0.4%
Financial Services - 0.4%
Redfin Corp 0.5% 4/1/2027	11,683,000	11,215,680
Industrials - 0.2%
Electrical Equipment - 0.2%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (l)	11,530,000	6,893,787
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	1,321,000	2,704,748
ON Semiconductor Corp 0% 5/1/2027 (m)	1,659,000	2,634,823
		5,339,571
Software - 0.9%
Riot Platforms Inc 0.75% 1/15/2030	6,561,000	10,376,878
Strategy Inc 0% 12/1/2029 (m)	8,275,000	7,282,000
Terawulf Inc 0% 5/1/2032 (l)(m)	5,215,000	6,216,414
		23,875,292
TOTAL INFORMATION TECHNOLOGY		29,214,863
Utilities - 0.3%
Electric Utilities - 0.3%
PG&E Corp 4.25% 12/1/2027	8,429,000	8,643,940
TOTAL UNITED STATES		55,968,270
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $65,903,103)		71,131,801

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc Series A 6.25%	46,798	2,378,742
Alphabet Inc Series B 6.25%	46,746	2,348,987
TOTAL COMMUNICATION SERVICES		4,727,729
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Whirlpool Corp Series A, 8.5%	84,595	2,779,791
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (b)(c)	165,801	5,335,476
Information Technology - 0.1%
Software - 0.1%
Oracle Corp Series D 6.5%	74,161	3,081,390
TOTAL UNITED STATES		15,924,386
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,075,919)		15,924,386

Non-Convertible Corporate Bonds - 73.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Mineral Resources Ltd 6% 5/1/2032 (l)		1,210,000	1,183,556
Mineral Resources Ltd 6.25% 5/1/2034 (l)		1,295,000	1,259,423
Mineral Resources Ltd 7% 4/1/2031 (l)		1,550,000	1,595,055
Mineral Resources Ltd 8.5% 5/1/2030 (l)		4,190,000	4,320,489
Mineral Resources Ltd 9.25% 10/1/2028 (l)		1,157,000	1,190,023

TOTAL AUSTRALIA			9,548,546
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (l)		5,249,000	2,952,563
BRAZIL - 0.6%
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (h)(l)		12,186,000	4,265,100
Passenger Airlines - 0.1%
Azul Secured Finance LLP 9.875% 2/15/2031 (l)		3,345,000	3,086,030
TOTAL INDUSTRIALS			7,351,130
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (l)		4,005,000	4,004,399
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (f)(l)		6,252,489	6,280,626
TOTAL MATERIALS			10,285,025
TOTAL BRAZIL			17,636,155
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd 7.5% 10/2/2030 (l)		5,765,000	5,856,029
Golar LNG Ltd 7.75% 9/19/2029 (l)(q)		3,600,000	3,643,308

TOTAL CAMEROON			9,499,337
CANADA - 2.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (f)		2,107,000	2,100,144
TELUS Corp 7% 10/15/2055 (f)		1,354,000	1,364,836
			3,464,980
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 7% 4/15/2055 (f)		2,034,000	2,046,206
Rogers Communications Inc 7.125% 4/15/2055 (f)		819,000	826,577
			2,872,783
TOTAL COMMUNICATION SERVICES			6,337,763
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (l)		3,635,000	3,625,861
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (l)		2,390,000	2,414,917
TOTAL CONSUMER DISCRETIONARY			6,040,778
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Saturn Oil & Gas Inc 8.5% 7/30/2031 (l)		1,515,000	1,519,200
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (f)		2,295,000	2,421,799
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (f)		336,000	349,448
TOTAL ENERGY			4,290,447
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (l)		520,000	531,288
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6.75% 6/15/2033 (l)		4,390,000	4,521,560
Bombardier Inc 7% 6/1/2032 (l)		735,000	757,285
Bombardier Inc 7.25% 7/1/2031 (l)		485,000	505,162
TOTAL INDUSTRIALS			5,784,007
Materials - 1.0%
Chemicals - 0.6%
Methanex Corp 5.125% 10/15/2027		5,780,000	5,788,337
Methanex Corp 5.25% 12/15/2029		1,860,000	1,843,674
Methanex Corp 5.65% 12/1/2044		8,180,000	7,150,189
			14,782,200
Containers & Packaging - 0.3%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (l)		8,545,000	7,718,305
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (l)		2,735,000	2,741,140
TOTAL MATERIALS			25,241,645
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp 5.875% 2/1/2034		4,270,000	4,162,577
TransAlta Corp 6.5% 3/15/2040		2,845,000	2,738,312
TOTAL UTILITIES			6,900,889
TOTAL CANADA			55,126,817
COLOMBIA - 0.6%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canacol Energy Ltd 5.75% (h)(l)		19,213,000	6,480,738
Gran Tierra Energy Inc 9.75% 4/15/2031 (d)(l)		5,139,000	4,613,280
TOTAL ENERGY			11,094,018
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (l)		5,105,538	4,789,557
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (l)		1,425,000	1,478,095
TOTAL UTILITIES			6,267,652
TOTAL COLOMBIA			17,361,670
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (l)		2,855,000	2,847,127
FRANCE - 1.5%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA 6.5% 10/15/2031 (l)		3,684,802	3,555,766
Altice France SA 6.5% 4/15/2032 (l)		12,402,547	12,004,885
Altice France SA 6.875% 10/15/2030 (l)		2,115,901	2,065,893
Altice France SA 6.875% 7/15/2032 (l)		6,415,329	6,227,993
TOTAL COMMUNICATION SERVICES			23,854,537
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Forvia SE 6.75% 9/15/2033 (l)		2,605,000	2,592,118
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (l)		4,189,000	4,373,990
Viridien 10% 10/15/2030 (l)		2,207,000	2,303,678
TOTAL ENERGY			6,677,668
Financials - 0.2%
Financial Services - 0.2%
Iliad Holding SAS 7% 4/15/2032 (l)		2,460,000	2,481,264
Iliad Holding SAS 8.5% 4/15/2031 (l)		3,060,000	3,218,817
TOTAL FINANCIALS			5,700,081
TOTAL FRANCE			38,824,404
GERMANY - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
ZF North America Capital Inc 6.75% 4/23/2030 (d)(l)		2,975,000	2,952,301
ZF North America Capital Inc 6.875% 4/23/2032 (d)(l)		1,670,000	1,640,724
ZF North America Capital Inc 7.125% 4/14/2030 (l)		850,000	855,497
ZF North America Capital Inc 7.5% 3/24/2031 (d)(l)		1,715,000	1,726,960
TOTAL CONSUMER DISCRETIONARY			7,175,482
Industrials - 0.1%
Machinery - 0.1%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(l)		3,885,000	3,884,511
TOTAL GERMANY			11,059,993
GHANA - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Kosmos Energy Ltd 7.5% 3/1/2028 (l)		5,536,000	5,446,926
Kosmos Energy Ltd 7.75% 5/1/2027 (l)		3,978,000	3,980,069
Kosmos Energy Ltd 8.75% 10/1/2031 (l)		4,379,000	3,826,676
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (f)(l)		10,291,497	10,577,497

TOTAL GHANA			23,831,168
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (l)		9,828,000	9,984,501
GREECE - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Danaos Corp 6.875% 10/15/2032 (l)		2,650,000	2,707,346
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (l)		1,570,000	1,446,483
Millicom International Cellular SA 5.125% 1/15/2028 (l)		1,521,000	1,505,791
Millicom International Cellular SA 7.375% 4/2/2032 (l)		1,065,000	1,089,628

TOTAL GUATEMALA			4,041,902
IRELAND - 0.7%
Financials - 0.7%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (f)		2,668,000	2,681,176
Financial Services - 0.6%
GGAM Finance Ltd 5.875% 3/15/2030 (l)		8,410,000	8,357,438
GGAM Finance Ltd 6.875% 4/15/2029 (l)		1,720,000	1,747,955
GGAM Finance Ltd 8% 6/15/2028 (l)		4,545,000	4,701,325
			14,806,718
TOTAL FINANCIALS			17,487,894
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (l)		1,359,000	1,296,844
TOTAL IRELAND			18,784,738
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,452,000	1,446,778
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		3,295,000	3,355,612
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		2,510,000	2,541,267

TOTAL ISRAEL			7,343,657
LUXEMBOURG - 1.1%
Communication Services - 0.6%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (l)		11,004,000	6,942,873
Altice Financing SA 9.625% 7/15/2027 (l)		4,812,000	3,199,980
			10,142,853
Wireless Telecommunication Services - 0.2%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (l)		7,837,400	7,692,614
TOTAL COMMUNICATION SERVICES			17,835,467
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (l)		2,585,000	2,729,602
Materials - 0.4%
Chemicals - 0.4%
Herens Holdco Sarl 4.75% 5/15/2028 (l)		13,205,000	11,791,617
TOTAL LUXEMBOURG			32,356,686
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (l)		4,313,000	4,293,246
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (l)		1,275,000	1,333,698
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (l)		2,930,000	2,888,582
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (l)		8,438,000	8,547,285
TOTAL PANAMA			11,435,867
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (l)		3,435,000	3,544,542
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (l)		4,485,000	4,675,204
SWITZERLAND - 0.7%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)(l)		4,502,000	4,248,061
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (d)(l)		3,649,000	3,586,130
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)(l)		1,490,000	1,513,101
TOTAL INDUSTRIALS			9,347,292
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 12% 2/15/2031 (l)		5,085,000	5,312,274
Consolidated Energy Finance SA 5.625% 10/15/2028 (l)		6,217,000	6,004,503
TOTAL MATERIALS			11,316,777
TOTAL SWITZERLAND			20,664,069
UNITED KINGDOM - 0.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (l)		1,010,000	621,483
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (l)		5,245,000	4,310,692
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (l)		4,035,000	3,210,362
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (l)		1,670,000	1,336,959
			4,547,321
TOTAL COMMUNICATION SERVICES			9,479,496
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (l)		2,090,000	2,145,340
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (l)		1,840,000	1,909,956
			4,055,296
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (l)		2,835,000	2,822,405
TOTAL CONSUMER DISCRETIONARY			6,877,701
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (l)		8,338,000	8,221,468
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (l)		2,225,000	2,260,823
TOTAL UTILITIES			10,482,291
TOTAL UNITED KINGDOM			26,839,488
UNITED STATES - 61.1%
Communication Services - 7.8%
Diversified Telecommunication Services - 4.5%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (d)(l)		4,533,000	4,431,046
APLD ComputeCo 3 LLC 7% 6/15/2031 (d)(l)		7,095,000	6,919,576
APLD ComputeCo LLC 9.25% 12/15/2030 (d)(l)		11,689,000	12,422,555
Black Pearl Compute LLC 6.125% 2/15/2031 (l)		2,729,000	2,724,426
Cipher Compute LLC 7.125% 11/15/2030 (d)(l)		2,677,000	2,730,569
Core Scientific Finance I LLC 7.75% 5/15/2031 (l)		10,105,000	9,895,071
Edged Compute LLC 7.5% 4/30/2031 (l)		10,457,000	9,912,150
Flash Compute LLC 7.25% 12/31/2030 (l)		5,645,000	5,700,447
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (l)		8,570,000	8,593,312
Level 3 Financing Inc 6.875% 6/30/2033 (l)		5,255,000	5,317,794
Level 3 Financing Inc 7% 3/31/2034 (l)		3,530,000	3,590,780
Level 3 Financing Inc 7.5% 2/15/2037 (d)(l)		3,945,000	3,918,158
Level 3 Financing Inc 8.5% 1/15/2036 (l)		6,070,000	6,315,119
Lumen Technologies Inc 4.5% 1/15/2029 (l)		450,000	427,500
Meridian Arc Holdco LLC 6.25% 4/30/2031 (l)		9,833,000	9,447,869
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (l)		14,925,000	14,053,666
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (l)		5,989,000	5,804,405
Stingray Compute LLC 6% 6/15/2031 (d)(l)		2,845,000	2,775,514
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (d)(l)		4,232,000	3,929,817
WULF Compute LLC 7.75% 10/15/2030 (d)(l)		4,999,000	5,193,796
Yondr JK 1 LLC 6.875% 6/30/2031 (d)(l)		3,019,000	2,875,336
			126,978,906
Entertainment - 0.4%
AP Core Holdings II LLC 11% 5/15/2031 (l)		3,935,000	4,108,187
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (l)		4,077,000	4,224,477
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (l)		4,023,000	4,238,179
			12,570,843
Interactive Media & Services - 0.3%
Snap Inc 6.875% 3/1/2033 (d)(l)		1,760,000	1,719,211
Snap Inc 6.875% 3/15/2034 (d)(l)		2,515,000	2,436,250
Sopaipilla Investor LLC 7.534% 11/30/2048 (l)		4,386,000	4,546,018
			8,701,479
Media - 2.6%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(l)		3,915,000	3,196,550
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (l)		3,840,000	3,398,897
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (d)		5,499,000	4,742,264
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(l)		3,460,000	2,943,730
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(l)		2,400,000	2,097,103
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (d)(l)		1,530,000	1,466,245
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (d)(l)		6,204,000	5,898,078
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (l)		4,630,000	4,775,868
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (l)		4,160,000	4,360,491
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (l)		3,600,000	3,605,735
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (l)		2,895,000	3,006,524
CMG Media Corp 8.875% 6/18/2029 (l)		905,000	654,773
CSC Holdings LLC 3.375% 2/15/2031 (l)		6,960,000	3,849,962
CSC Holdings LLC 4.125% 12/1/2030 (l)		9,546,000	5,339,090
CSC Holdings LLC 4.5% 11/15/2031 (l)		6,149,000	3,405,969
CSC Holdings LLC 4.625% 12/1/2030 (l)		4,526,000	961,775
EW Scripps Co/The 9.875% 8/15/2030 (l)		3,208,000	2,823,725
Lamar Media Corp 5.375% 11/1/2033 (d)(l)		3,145,000	3,056,198
Nexstar Media Inc 6.5% 9/15/2033 (l)		2,805,000	2,790,624
Univision Communications Inc 8.5% 7/31/2031 (d)(l)		4,514,000	4,504,008
Univision Communications Inc 8.875% 4/15/2033 (l)		2,705,000	2,619,047
Univision Communications Inc 9.375% 8/1/2032 (l)		4,900,000	4,894,288
			74,390,944
TOTAL COMMUNICATION SERVICES			222,642,172
Consumer Discretionary - 8.7%
Automobile Components - 0.9%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (l)		2,025,000	2,014,191
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)(l)		3,810,000	3,751,791
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (l)		5,165,000	5,203,796
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (l)		945,000	968,998
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (d)(l)		3,831,000	3,899,431
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (l)		4,335,000	4,296,548
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (l)		4,410,000	4,344,695
			24,479,450
Automobiles - 0.2%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (l)		7,367,000	7,396,815
Broadline Retail - 0.9%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (l)		2,732,572	2,301,857
Saks Global Enterprises LLC 11% (c)(h)(l)		1,519,064	3,797
Wayfair LLC 6.75% 11/15/2032 (d)(l)		5,180,000	5,273,292
Wayfair LLC 7.125% 5/31/2034 (d)(l)		3,165,000	3,251,376
Wayfair LLC 7.25% 10/31/2029 (l)		7,078,000	7,288,819
Wayfair LLC 7.75% 9/15/2030 (l)		8,228,000	8,622,097
			26,741,238
Diversified Consumer Services - 0.9%
Sotheby's 8.25% 4/15/2031 (l)		7,555,000	7,536,253
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (l)		2,692,000	2,596,771
StoneMor Inc 8.5% 5/15/2029 (l)		9,608,000	9,541,771
TKC Holdings Inc 12% 2/15/2031 (l)		1,350,000	1,418,919
TKC Holdings Inc 8.5% 8/15/2030 (d)(l)		4,126,000	4,217,799
			25,311,513
Hotels, Restaurants & Leisure - 2.5%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)(l)		4,925,000	4,764,814
Carnival Corp Ltd 5.75% 8/1/2032 (l)		2,400,000	2,377,881
Carnival Corp Ltd 5.875% 6/15/2031 (l)		2,945,000	2,947,347
Carnival Corp Ltd 6.125% 2/15/2033 (l)		8,645,000	8,645,425
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (l)		8,727,000	8,570,037
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (l)		3,555,000	3,216,743
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (l)		2,425,000	2,375,523
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (l)		4,785,000	4,740,968
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (l)		2,330,000	2,308,790
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (l)		1,195,000	1,194,658
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(l)		3,160,000	3,187,577
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (l)		2,642,000	2,648,063
Light & Wonder International Inc 6.25% 10/1/2033 (d)(l)		2,921,000	2,869,883
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (l)		6,637,000	5,427,292
NCL Corp Ltd 6.25% 9/15/2033 (l)		3,765,000	3,578,821
NCL Corp Ltd 6.75% 2/1/2032 (l)		1,620,000	1,587,864
Viking Cruises Ltd 5.875% 10/15/2033 (l)		10,440,000	10,337,534
			70,779,220
Household Durables - 1.4%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (l)		1,845,000	1,771,608
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (l)		1,445,000	1,441,633
Beazer Homes USA Inc 7.5% 3/15/2031 (l)		1,255,000	1,262,322
Beazer Homes USA Inc 8% 1/15/2032 (l)		680,000	693,426
Century Communities Inc 6.625% 9/15/2033 (d)(l)		3,530,000	3,541,590
Dream Finders Homes Inc 6.875% 9/15/2030 (d)(l)		2,955,000	2,884,224
LGI Homes Inc 7% 11/15/2032 (d)(l)		10,606,000	10,338,005
Risewell Homes Inc 8.5% 11/1/2030 (l)		2,870,000	2,927,437
Whirlpool Corp 5.75% 3/1/2034 (d)		569,000	431,103
Whirlpool Corp 6.5% 6/15/2033 (d)		11,657,000	9,877,527
Whirlpool Corp 7.5% 7/1/2031 (l)		1,435,000	1,426,040
Whirlpool Corp 7.875% 7/1/2034 (l)		2,850,000	2,694,388
			39,289,303
Specialty Retail - 1.9%
Advance Auto Parts Inc 1.75% 10/1/2027		1,030,000	988,950
Advance Auto Parts Inc 3.5% 3/15/2032 (d)		1,580,000	1,383,044
Advance Auto Parts Inc 3.9% 4/15/2030 (d)		1,485,000	1,388,955
Advance Auto Parts Inc 7% 8/1/2030 (d)(l)		2,705,000	2,771,638
Advance Auto Parts Inc 7.375% 8/1/2033 (d)(l)		8,760,000	9,041,459
Carvana Co 4.875% 9/1/2029 (l)		1,342,000	1,234,640
Carvana Co 5.5% 4/15/2027 (l)		1,182,000	1,170,180
Carvana Co 5.875% 10/1/2028 (l)		764,000	741,080
Carvana Co 9% 6/1/2030 pay-in-kind (f)(l)		1,710,450	1,763,007
Carvana Co 9% 6/1/2031 pay-in-kind (f)(l)		4,012,275	4,413,179
Champions Financing Inc 8.75% 2/15/2029 (d)(l)		6,334,000	6,267,527
LBM Acquisition LLC 6.25% 1/15/2029 (l)		4,868,000	3,119,263
Michaels Cos Inc/The 11% 3/15/2034 (l)		5,242,000	5,131,371
Michaels Cos Inc/The 8.5% 3/15/2033 (l)		5,534,000	5,482,126
Staples Inc 10.75% 9/1/2029 (l)		5,440,000	5,205,274
Staples Inc 12.75% 1/15/2030 (l)		4,149,712	3,276,174
			53,377,867
TOTAL CONSUMER DISCRETIONARY			247,375,406
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 0.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)(l)		3,020,000	2,807,821
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (l)		60,000	58,113
C&S Group Enterprises LLC 5% 12/15/2028 (l)		3,158,000	2,904,738
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (l)		995,000	1,011,666
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (l)		4,845,000	5,046,121
Performance Food Group Inc 5.625% 3/1/2034 (l)		3,275,000	3,176,741
Performance Food Group Inc 6.125% 9/15/2032 (d)(l)		1,480,000	1,484,181
US Foods Inc 4.75% 2/15/2029 (l)		1,975,000	1,946,048
US Foods Inc 5.75% 4/15/2033 (l)		1,585,000	1,568,230
US Foods Inc 6.875% 9/15/2028 (l)		930,000	948,659
US Foods Inc 7.25% 1/15/2032 (d)(l)		360,000	371,967
			21,324,285
Food Products - 0.5%
Lamb Weston Holdings Inc 4.125% 1/31/2030 (l)		5,280,000	5,027,031
Lamb Weston Holdings Inc 4.375% 1/31/2032 (l)		850,000	796,684
Post Holdings Inc 6.25% 10/15/2034 (l)		670,000	651,419
Post Holdings Inc 6.375% 3/1/2033 (d)(l)		1,440,000	1,418,122
Post Holdings Inc 6.5% 3/15/2036 (l)		2,665,000	2,599,427
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (l)		2,820,000	2,830,428
			13,323,111
TOTAL CONSUMER STAPLES			34,647,396
Energy - 8.1%
Energy Equipment & Services - 0.9%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (l)		5,660,000	5,539,216
Kodiak Gas Services LLC 6.5% 10/1/2033 (l)		2,040,000	2,037,361
Kodiak Gas Services LLC 6.75% 10/1/2035 (l)		2,045,000	2,060,532
Oceaneering International Inc 6.875% 7/15/2034 (d)(l)		2,845,000	2,911,041
Star Holding LLC 8.75% 8/1/2031 (l)		1,282,000	1,309,230
Transocean Aquila Ltd 8% 9/30/2028 (l)		209,231	213,663
Transocean International Ltd 7.875% 10/15/2032 (l)		860,000	895,743
Transocean International Ltd 8.25% 5/15/2029 (l)		2,435,000	2,510,877
Transocean International Ltd 8.5% 5/15/2031 (l)		2,690,000	2,805,348
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (l)		2,935,000	2,888,308
WBI Operating LLC 6.5% 10/15/2033 (d)(l)		1,290,000	1,287,704
			24,459,023
Oil, Gas & Consumable Fuels - 7.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (l)		1,175,000	1,154,089
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (l)		5,580,000	5,469,300
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (l)		2,625,000	2,636,524
California Resources Corp 7% 1/15/2034 (l)		4,390,000	4,299,708
California Resources Corp 7.25% 1/15/2035 (l)		1,425,000	1,408,011
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (l)		2,570,000	2,749,545
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (l)		5,641,000	5,802,220
Cheniere Energy Inc 5.2% 7/30/2036 (l)		6,803,000	6,580,646
Cheniere Energy Inc 6% 7/30/2056 (l)		2,441,000	2,338,028
CITGO Petroleum Corp 8.375% 1/15/2029 (l)		1,475,000	1,515,179
CNX Midstream Partners LP 4.75% 4/15/2030 (l)		3,935,000	3,771,987
CNX Resources Corp 5.875% 3/1/2034 (l)		3,065,000	2,969,507
CNX Resources Corp 7.25% 3/1/2032 (d)(l)		2,910,000	2,992,621
CNX Resources Corp 7.375% 1/15/2031 (l)		1,045,000	1,067,854
Comstock Resources Inc 5.875% 1/15/2030 (d)(l)		4,555,000	4,291,319
Comstock Resources Inc 6.75% 3/1/2029 (l)		2,645,000	2,604,898
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (l)		3,567,000	3,738,352
CVR Energy Inc 7.5% 2/15/2031 (l)		2,800,000	2,836,599
CVR Energy Inc 7.875% 2/15/2034 (l)		1,400,000	1,422,631
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (l)		2,520,000	2,577,081
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (l)		1,974,000	2,048,686
Energy Transfer LP 6.5% 2/15/2056 (f)		2,440,000	2,440,271
Energy Transfer LP 6.55% 1/15/2057 (f)		2,859,000	2,822,715
Energy Transfer LP 6.7% 1/15/2057 (f)		2,859,000	2,816,732
Energy Transfer LP 6.75% 2/15/2056 (f)		2,440,000	2,447,564
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (d)		1,445,000	1,441,214
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033 (d)		3,648,000	3,795,078
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		2,323,000	2,334,903
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)(l)		1,030,000	1,043,055
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(l)		515,000	536,877
Harvest Midstream I LP 6.75% 5/15/2034 (l)		3,370,000	3,383,416
Harvest Midstream I LP 7.5% 5/15/2032 (l)		1,495,000	1,532,803
Hess Midstream Operations LP 4.25% 2/15/2030 (l)		690,000	660,682
Hess Midstream Operations LP 5.125% 6/15/2028 (l)		2,290,000	2,280,663
Hess Midstream Operations LP 5.5% 10/15/2030 (l)		935,000	931,677
Hess Midstream Operations LP 5.875% 3/1/2028 (l)		3,125,000	3,140,869
Hess Midstream Operations LP 6.5% 6/1/2029 (l)		685,000	696,622
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (l)		2,560,000	2,588,557
Howard Midstream Energy Partners LLC 6.625% 1/15/2035 (l)		3,840,000	3,837,894
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (l)		1,450,000	1,498,814
Kinetik Holdings LP 5.875% 6/15/2030 (d)(l)		2,570,000	2,572,847
Kinetik Holdings LP 6.625% 12/15/2028 (l)		3,920,000	3,984,892
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (l)		4,302,000	4,311,976
Par Petroleum LLC 7.375% 6/1/2034 (l)		3,170,000	3,280,180
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (l)		4,235,000	4,300,863
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (l)		6,122,000	6,353,534
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(l)		3,415,000	3,658,759
Prairie Acquiror LP 9% 8/1/2029 (l)		610,000	629,227
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)(l)		2,765,000	2,692,467
Rockies Express Pipeline LLC 4.95% 7/15/2029 (l)		3,745,000	3,693,959
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)(l)		3,040,000	3,090,747
Rockies Express Pipeline LLC 6.875% 4/15/2040 (l)		365,000	367,075
Sunoco LP 4.5% 10/1/2029 (l)		1,505,000	1,457,682
Sunoco LP 4.625% 5/1/2030 (l)		3,825,000	3,682,981
Sunoco LP 5.375% 7/15/2031 (l)		2,910,000	2,854,431
Sunoco LP 5.625% 7/15/2034 (d)(l)		2,860,000	2,765,198
Sunoco LP 5.875% 3/15/2034 (l)		3,795,000	3,714,361
Sunoco LP 6.25% 7/1/2033 (l)		3,180,000	3,187,254
Sunoco LP 6.625% 8/15/2032 (d)(l)		710,000	716,751
Sunoco LP 7% 5/1/2029 (l)		1,145,000	1,169,934
Sunoco LP 7.25% 5/1/2032 (l)		1,375,000	1,417,625
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (l)		3,275,000	3,271,130
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (l)		5,490,000	5,450,782
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (l)		5,941,000	5,845,838
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (l)		3,599,000	3,621,357
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (l)		2,840,000	2,884,993
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (l)		4,640,000	4,787,835
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (d)(l)		2,075,000	2,140,012
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (l)		7,420,000	7,766,485
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (l)		1,795,000	1,947,609
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (l)		1,840,000	2,039,184
			204,163,159
TOTAL ENERGY			228,622,182
Financials - 6.1%
Banks - 0.0%
Western Alliance Bancorp CME Term SOFR 3 month Index + 2.25%, 5.9175% 6/15/2031 (f)(g)		4,000,000	3,861,200
Capital Markets - 0.9%
Hightower Holding LLC 6.75% 4/15/2029 (l)		1,040,000	1,036,124
Hightower Holding LLC 9.125% 1/31/2030 (l)		3,055,000	3,165,823
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (l)		3,355,000	3,338,223
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (l)		5,800,000	5,910,890
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (l)		2,565,000	2,647,139
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (l)		5,490,000	5,307,704
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)(l)		2,635,000	2,588,001
Resideo Funding II LLC 6.5% 7/15/2032 (l)		1,100,000	1,100,370
			25,094,274
Consumer Finance - 1.6%
Ally Financial Inc 6.646% 1/17/2040 (f)		6,007,000	5,867,684
Ally Financial Inc 6.7% 2/14/2033 (d)		3,350,000	3,414,732
LFS Topco LLC 8.75% 7/15/2030 (d)(l)		4,363,000	4,353,642
Navient Corp 4.875% 3/15/2028 (d)		1,720,000	1,681,179
Navient Corp 5% 3/15/2027 (d)		3,930,000	3,912,464
Navient Corp 5.5% 3/15/2029 (d)		1,363,000	1,305,461
Navient Corp 5.625% 8/1/2033 (d)		1,175,000	969,390
Navient Corp 7.875% 6/15/2032 (d)		2,765,000	2,590,462
Navient Corp 9.375% 10/15/2031		1,410,000	1,408,526
OneMain Finance Corp 6.125% 5/15/2030		1,395,000	1,386,621
OneMain Finance Corp 6.5% 3/15/2033		3,775,000	3,685,346
OneMain Finance Corp 6.75% 3/15/2032 (d)		1,830,000	1,821,132
OneMain Finance Corp 6.75% 9/15/2033 (d)		615,000	605,087
OneMain Finance Corp 7.125% 11/15/2031 (d)		1,149,000	1,164,385
OneMain Finance Corp 7.125% 9/15/2032 (d)		3,300,000	3,334,551
OneMain Finance Corp 7.5% 5/15/2031		920,000	943,000
SLM Corp 6.495% 5/15/2032 (f)		4,215,000	4,198,231
SLM Corp 6.5% 1/31/2030		1,967,000	1,989,563
			44,631,456
Financial Services - 2.0%
Block Inc 3.5% 6/1/2031		4,415,000	4,025,298
Block Inc 5.625% 8/15/2030 (l)		2,400,000	2,387,722
Block Inc 6% 8/15/2033 (l)		3,795,000	3,763,459
Block Inc 6.5% 5/15/2032		5,917,000	5,977,969
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)(l)		3,370,000	2,841,517
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (d)(l)		1,423,000	1,406,462
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		4,209,000	4,067,139
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (d)(f)		2,714,000	2,734,757
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (f)		3,867,000	4,059,372
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (l)		2,010,000	2,013,306
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		3,720,000	3,238,334
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		14,361,000	14,269,205
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		485,000	461,385
Walker & Dunlop Inc 6.625% 4/1/2033 (d)(l)		1,430,000	1,431,976
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (l)		3,745,000	3,898,654
			56,576,555
Insurance - 0.7%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)(l)		4,627,000	4,686,596
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (l)		8,985,000	9,089,460
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (l)		6,434,000	5,862,066
			19,638,122
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (l)		2,670,000	2,651,407
Rithm Capital Corp 8% 4/1/2029 (l)		1,680,000	1,693,075
Rithm Capital Corp 8% 7/15/2030 (l)		2,880,000	2,880,165
Rithm Capital Corp 8.5% 6/1/2031 (l)		1,400,000	1,403,419
Starwood Property Trust Inc 5.25% 10/15/2028 (l)		385,000	381,569
Starwood Property Trust Inc 5.75% 1/15/2031 (l)		3,695,000	3,638,949
Starwood Property Trust Inc 5.875% 8/15/2029 (l)		3,060,000	3,065,125
Starwood Property Trust Inc 6% 4/15/2030 (l)		1,495,000	1,498,842
Starwood Property Trust Inc 6.125% 6/1/2031 (d)(l)		960,000	957,727
Starwood Property Trust Inc 6.5% 10/15/2030 (d)(l)		1,345,000	1,363,530
Starwood Property Trust Inc 6.5% 7/1/2030 (d)(l)		3,600,000	3,656,283
Starwood Property Trust Inc 7.25% 4/1/2029 (l)		1,340,000	1,380,739
			24,570,830
TOTAL FINANCIALS			174,372,437
Health Care - 5.5%
Biotechnology - 0.3%
Emergent BioSolutions Inc 3.875% 8/15/2028 (l)		10,134,000	9,298,471
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (f)		639,000	637,498
Health Care Providers & Services - 4.6%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(l)		2,771,000	2,857,585
Accendra Health Inc 9% 6/15/2032 (d)(l)		1,853,000	1,768,437
Accendra Health Inc 9.75% 6/15/2033 (l)		9,477,195	6,326,028
Centene Corp 3.375% 2/15/2030		3,100,000	2,867,156
Centene Corp 4.625% 12/15/2029		6,000,000	5,820,823
Charlotte Buyer Inc 8% 6/30/2031 (l)		995,000	1,005,904
CHS/Community Health Systems Inc 5.25% 5/15/2030 (l)		12,355,000	11,408,754
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)(l)		5,609,000	4,712,494
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)(l)		2,705,000	2,740,333
CVS Health Corp 6.75% 12/10/2054 (d)(f)		2,758,000	2,841,656
CVS Health Corp 7% 3/10/2055 (f)		7,044,000	7,252,812
DaVita Inc 4.625% 6/1/2030 (l)		6,085,000	5,865,535
DaVita Inc 6.75% 7/15/2033 (d)(l)		4,485,000	4,597,959
DaVita Inc 6.875% 9/1/2032 (l)		3,025,000	3,108,677
Humana Inc 6.625% 9/15/2056 (f)		10,325,000	10,159,503
LifePoint Health Inc 10% 6/1/2032 (l)		2,570,000	2,467,375
Molina Healthcare Inc 6.25% 1/15/2033 (l)		9,185,000	9,082,747
Molina Healthcare Inc 6.5% 2/15/2031 (l)		4,088,000	4,125,589
National Mentor Holdings Inc 10.5% 12/15/2030 (l)		3,505,000	3,696,559
Pediatrix Medical Group Inc 5.375% 2/15/2030 (l)		1,833,000	1,792,667
Surgery Center Holdings Inc 7.25% 4/15/2032 (l)		2,200,000	2,206,852
TEAM Services Holding Inc 9% 2/15/2033 (d)(l)		5,835,000	5,909,087
Tenet Healthcare Corp 4.375% 1/15/2030		3,005,000	2,898,382
Tenet Healthcare Corp 5.5% 11/15/2032 (d)(l)		5,365,000	5,282,316
Tenet Healthcare Corp 6% 11/15/2033 (d)(l)		2,165,000	2,171,926
Tenet Healthcare Corp 6.125% 10/1/2028		2,604,000	2,605,659
Tenet Healthcare Corp 6.125% 6/15/2030		3,825,000	3,844,741
Tenet Healthcare Corp 6.75% 5/15/2031		525,000	535,409
US Acute Care Solutions LLC 9.75% 5/15/2029 (l)		8,813,000	8,214,061
			128,167,026
Health Care Technology - 0.2%
IQVIA Inc 6.25% 6/1/2032 (d)(l)		5,360,000	5,428,935
IQVIA Inc 6.5% 5/15/2030 (l)		1,615,000	1,645,546
			7,074,481
Pharmaceuticals - 0.4%
1261229 BC Ltd 10% 4/15/2032 (l)		12,130,000	12,399,868
TOTAL HEALTH CARE			157,577,344
Industrials - 7.8%
Aerospace & Defense - 1.2%
Axon Enterprise Inc 6.125% 3/15/2030 (d)(l)		2,705,000	2,736,410
Axon Enterprise Inc 6.25% 3/15/2033 (l)		2,850,000	2,890,375
BWX Technologies Inc 4.125% 6/30/2028 (l)		3,930,000	3,832,877
Carpenter Technology Corp 5.625% 3/1/2034 (l)		3,700,000	3,647,726
TransDigm Inc 6% 1/15/2033 (l)		1,255,000	1,254,867
TransDigm Inc 6.125% 7/31/2034 (d)(l)		4,295,000	4,246,760
TransDigm Inc 6.25% 1/31/2034 (l)		995,000	1,004,779
TransDigm Inc 6.375% 3/1/2029 (d)(l)		2,800,000	2,833,687
TransDigm Inc 6.375% 5/31/2033 (l)		7,555,000	7,553,086
TransDigm Inc 6.75% 1/31/2034 (l)		4,215,000	4,283,591
TransDigm Inc 7.125% 12/1/2031 (l)		935,000	964,396
			35,248,554
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (l)		2,779,000	2,848,864
Building Products - 1.3%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (l)		2,725,000	2,805,578
Builders FirstSource Inc 4.25% 2/1/2032 (l)		3,865,000	3,517,103
Builders FirstSource Inc 6.375% 3/1/2034 (l)		1,280,000	1,255,991
Builders FirstSource Inc 6.75% 5/15/2035 (d)(l)		5,105,000	5,054,251
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (l)		1,680,000	863,720
Cornerstone Building Brands Inc 9.5% 8/15/2029 (l)		1,814,000	931,707
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (l)		5,640,000	5,732,479
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (l)		1,610,000	1,651,271
JH North America Holdings Inc 6.125% 7/31/2032 (l)		1,275,000	1,275,995
Standard Building Solutions Inc 5.875% 3/15/2034 (d)(l)		2,775,000	2,664,435
Standard Building Solutions Inc 6.25% 8/1/2033 (d)(l)		9,850,000	9,742,364
Standard Building Solutions Inc 6.5% 8/15/2032 (l)		1,315,000	1,317,516
			36,812,410
Commercial Services & Supplies - 1.7%
ADT Security Corp/The 5.875% 10/15/2033 (d)(l)		2,650,000	2,569,501
Artera Services LLC 8.5% 2/15/2031 (d)(l)		17,756,000	16,174,652
Brand Industrial Services Inc 10.375% 8/1/2030 (l)		6,820,000	5,906,273
CoreCivic Inc 4.75% 10/15/2027		3,440,000	3,440,000
CoreCivic Inc 8.25% 4/15/2029		1,380,000	1,432,693
GEO Group Inc/The 10.25% 4/15/2031		2,955,000	3,186,672
GEO Group Inc/The 8.625% 4/15/2029		2,820,000	2,939,830
Neptune Bidco US Inc 9.5% 2/15/2033 (l)		4,020,000	4,095,069
OT Midco Inc 10% 2/15/2030 (l)		4,637,000	1,738,875
Reworld Holding Corp 4.875% 12/1/2029 (l)		1,580,000	1,499,487
Williams Scotsman Inc 6.625% 4/15/2030 (d)(l)		1,395,000	1,426,376
Williams Scotsman Inc 6.625% 6/15/2029 (l)		1,355,000	1,377,893
			45,787,321
Construction & Engineering - 0.5%
AECOM 6% 8/1/2033 (d)(l)		6,035,000	6,000,557
Amsted Industries Inc 6.375% 3/15/2033 (l)		1,280,000	1,290,952
Granite Construction Inc 6.375% 6/15/2034 (l)		1,885,000	1,879,608
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (l)		5,655,000	5,661,237
			14,832,354
Electrical Equipment - 0.3%
Sensata Technologies BV 4% 4/15/2029 (l)		467,000	449,398
WESCO Distribution Inc 5.25% 4/15/2031 (l)		2,865,000	2,817,280
WESCO Distribution Inc 5.5% 4/15/2034 (l)		4,330,000	4,206,420
WESCO Distribution Inc 6.375% 3/15/2033 (d)(l)		1,475,000	1,499,740
			8,972,838
Ground Transportation - 0.3%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (d)(l)		555,000	554,156
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(l)		2,585,000	2,572,658
Genesee & Wyoming Inc 6.25% 4/15/2032 (l)		4,075,000	4,098,354
			7,225,168
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (l)		2,895,000	2,819,377
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (l)		1,765,000	1,824,346
			4,643,723
Machinery - 0.4%
Allison Transmission Inc 5.875% 12/1/2033 (l)		2,695,000	2,655,428
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(l)		4,996,865	5,364,180
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (d)(l)		3,045,000	3,067,838
			11,087,446
Passenger Airlines - 0.5%
Allegiant Travel Co 7.125% 7/1/2031 (d)(l)		4,280,000	4,336,830
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (l)		4,587,000	3,991,350
United Airlines Holdings Inc 4.875% 3/1/2029		4,270,000	4,204,621
United Airlines Holdings Inc 5.375% 3/1/2031 (d)		2,845,000	2,807,725
			15,340,526
Professional Services - 0.1%
CACI International Inc 6.375% 6/15/2033 (l)		3,916,000	3,946,303
Trading Companies & Distributors - 1.0%
FTAI Aviation Investors LLC 7% 6/15/2032 (l)		980,000	1,000,604
FTAI Aviation Investors LLC 7.875% 12/1/2030 (l)		1,555,000	1,620,193
Herc Holdings Inc 5.75% 3/15/2031 (d)(l)		1,795,000	1,777,189
Herc Holdings Inc 6% 3/15/2034 (d)(l)		1,980,000	1,941,252
Herc Holdings Inc 7% 6/15/2030 (d)(l)		4,275,000	4,408,675
Herc Holdings Inc 7.25% 6/15/2033 (d)(l)		3,075,000	3,172,973
QXO Building Products Inc 6.5% 7/15/2031 (l)		1,870,000	1,877,582
QXO Building Products Inc 6.75% 4/30/2032 (d)(l)		6,760,000	6,903,720
QXO Building Products Inc 6.875% 7/15/2034 (d)(l)		1,950,000	1,952,913
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (l)		515,000	519,536
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (l)		1,440,000	1,502,114
United Rentals North America Inc 6.125% 3/15/2034 (d)(l)		2,850,000	2,883,237
			29,559,988
Transportation Infrastructure - 0.2%
Beacon Mobility Corp 7.25% 8/1/2030 (l)		1,400,000	1,444,507
Carrix Inc 6.125% 8/1/2033 (l)		5,215,000	5,190,914
			6,635,421
TOTAL INDUSTRIALS			222,940,916
Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp 5% 12/15/2029 (l)		2,345,000	2,294,553
Sensata Technologies Inc 3.75% 2/15/2031 (l)		860,000	800,291
Sensata Technologies Inc 6.625% 7/15/2032 (d)(l)		1,785,000	1,827,390
			4,922,234
IT Services - 1.4%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(l)		9,722,000	9,597,231
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(l)		3,675,000	3,622,885
CoreWeave Inc 9% 2/1/2031 (l)		14,725,000	13,292,167
CoreWeave Inc 9.25% 6/1/2030 (d)(l)		4,436,000	4,145,692
CoreWeave Inc 9.625% 7/15/2032 (l)		2,005,000	1,794,538
CoreWeave Inc 9.75% 10/1/2031 (l)		7,255,000	6,582,919
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (l)		1,440,000	1,347,326
			40,382,758
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology Inc 5.875% 10/1/2033 (d)(l)		1,440,000	1,400,704
Entegris Inc 3.625% 5/1/2029 (d)(l)		1,335,000	1,269,546
Entegris Inc 5.95% 6/15/2030 (d)(l)		13,030,000	13,034,326
ON Semiconductor Corp 3.875% 9/1/2028 (l)		335,000	323,172
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (f)		5,161,846	4,426,283
			20,454,031
Software - 1.0%
Cloud Software Group LLC 9% 9/30/2029 (l)		9,017,000	8,834,421
Oracle Corp 3.6% 4/1/2040		21,744,000	15,042,824
Oracle Corp 5.35% 5/4/2033 (d)		2,730,000	2,565,455
Oracle Corp 5.7% 2/4/2036 (d)		1,333,000	1,234,048
Oracle Corp 6.55% 2/4/2046		1,883,000	1,666,408
			29,343,156
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034		1,665,000	1,650,431
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030		1,850,000	1,883,651
			3,534,082
TOTAL INFORMATION TECHNOLOGY			98,636,261
Materials - 5.7%
Chemicals - 3.0%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (f)(l)		7,058,003	5,646,402
Celanese US Holdings LLC 6.75% 4/15/2033 (d)		5,986,000	6,101,943
Celanese US Holdings LLC 7.375% 2/15/2034 (d)		8,195,000	8,429,747
Celanese US Holdings LLC 7.7% 11/15/2033 (d)(f)		2,180,000	2,307,619
Chemours Co/The 4.625% 11/15/2029 (d)(l)		4,420,000	4,171,077
Chemours Co/The 5.75% 11/15/2028 (l)		3,402,000	3,385,116
Chemours Co/The 7.875% 3/15/2034 (d)(l)		3,550,000	3,454,496
Chemours Co/The 8% 1/15/2033 (d)(l)		3,225,000	3,174,392
CompoSecure Holdings LLC 5.625% 2/1/2033 (d)(l)		5,535,000	5,320,286
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (l)		3,333,907	2,138,387
Mativ Holdings Inc 8% 10/1/2029 (d)(l)		6,380,000	6,316,550
Methanex US Operations Inc 6.25% 3/15/2032 (d)(l)		1,745,000	1,762,241
Olin Corp 5% 2/1/2030 (d)		5,950,000	5,714,277
Olin Corp 6.625% 4/1/2033 (d)(l)		7,343,000	7,185,805
Olympus Water US Holding Corp 6.25% 10/1/2029 (l)		3,905,000	3,855,733
Olympus Water US Holding Corp 6.75% 8/1/2032 (d)(l)		1,475,000	1,435,548
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)(l)		9,130,000	8,943,467
Perimeter Holdings LLC 6.25% 1/15/2034 (d)(l)		2,615,000	2,567,155
Tronox Inc 4.625% 3/15/2029 (d)(l)		7,113,000	4,370,288
			86,280,529
Construction Materials - 0.7%
Global Infrastructure Solutions Inc 6.375% 7/15/2034 (l)		3,850,000	3,876,298
Quikrete Holdings Inc 6.375% 3/1/2032 (l)		8,437,000	8,539,965
Quikrete Holdings Inc 6.75% 3/1/2033 (d)(l)		2,935,000	2,973,805
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (l)		3,426,000	3,421,140
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (l)		575,000	602,079
			19,413,287
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (l)		3,460,000	3,284,769
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (l)		2,035,000	2,048,720
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (l)		3,525,000	3,356,865
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(l)		3,042,000	2,907,252
Crown Americas LLC 5.875% 6/1/2033		3,125,000	3,118,638
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(l)		1,005,000	936,804
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(l)		1,625,000	1,622,384
			17,275,432
Metals & Mining - 1.4%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (l)		7,239,000	7,448,048
Alumina Pty Ltd 6.375% 9/15/2032 (l)		5,075,000	5,108,053
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(l)		975,000	985,443
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)(l)		3,760,000	3,804,707
Commercial Metals Co 3.875% 2/15/2031		935,000	870,394
Commercial Metals Co 5.75% 11/15/2033 (l)		4,790,000	4,704,608
Commercial Metals Co 6% 12/15/2035 (d)(l)		4,790,000	4,707,137
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)(l)		2,685,000	2,620,404
Novelis Corp 3.875% 8/15/2031 (d)(l)		855,000	776,077
Novelis Corp 6.375% 8/15/2033 (l)		5,050,000	5,040,772
Novelis Corp 6.875% 1/30/2030 (d)(l)		5,115,000	5,248,112
			41,313,755
TOTAL MATERIALS			164,283,003
Real Estate - 2.5%
Diversified REITs - 0.8%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (l)		5,510,000	5,257,467
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (l)		9,137,000	9,011,483
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (l)		5,825,000	5,948,851
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (l)		1,810,000	1,848,484
			22,066,285
Health Care REITs - 0.6%
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	1,250,000	1,426,005
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		3,830,000	2,613,854
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		2,495,000	1,999,420
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (d)		11,641,000	11,293,299
			17,332,578
Hotel & Resort REITs - 0.2%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (l)		2,520,000	2,467,784
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (l)		2,605,000	2,650,476
			5,118,260
Real Estate Management & Development - 0.8%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (l)		1,469,400	1,480,535
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)(l)		429,000	411,261
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (l)		1,115,000	1,098,524
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (l)		2,805,000	3,005,378
Forestar Group Inc 6.5% 3/15/2033 (d)(l)		3,125,000	3,131,478
Howard Hughes Corp/The 4.125% 2/1/2029 (l)		1,625,000	1,566,346
Howard Hughes Corp/The 4.375% 2/1/2031 (d)(l)		840,000	784,997
Kennedy-Wilson Inc 7% 6/1/2031 (l)		5,595,000	5,697,410
Kennedy-Wilson Inc 7.25% 6/1/2033 (l)		5,595,000	5,664,043
			22,839,972
Specialized REITs - 0.1%
Millrose Properties Inc 6.25% 9/15/2032 (d)(l)		2,590,000	2,587,810
Millrose Properties Inc 6.375% 8/1/2030 (l)		2,130,000	2,145,746
			4,733,556
TOTAL REAL ESTATE			72,090,651
Utilities - 4.3%
Electric Utilities - 3.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (l)		470,000	421,902
Clearway Energy Operating LLC 3.75% 2/15/2031 (l)		4,335,000	3,976,487
Clearway Energy Operating LLC 4.75% 3/15/2028 (l)		1,015,000	1,001,716
Clearway Energy Operating LLC 5.75% 1/15/2034 (l)		3,085,000	2,974,714
Edison International 4.8% 3/15/2031		2,722,000	2,632,112
Edison International 6.25% 3/15/2030		1,683,000	1,722,208
Edison International 7.875% 6/15/2054 (f)		2,610,000	2,693,416
Edison International 8.125% 6/15/2053 (f)		2,629,000	2,689,709
Hawaiian Electric Co Inc 6% 10/1/2033 (d)(l)		2,215,000	2,172,918
NRG Energy Inc 3.625% 2/15/2031 (l)		625,000	575,892
NRG Energy Inc 5.25% 6/15/2029 (l)		2,780,000	2,753,631
NRG Energy Inc 5.75% 1/15/2034 (l)		6,480,000	6,310,893
NRG Energy Inc 5.75% 7/15/2029 (l)		3,980,000	3,977,711
NRG Energy Inc 5.875% 5/15/2034 (l)		1,500,000	1,472,549
NRG Energy Inc 6% 1/15/2036 (l)		5,190,000	5,077,766
NRG Energy Inc 6% 2/1/2033 (d)(l)		2,455,000	2,447,620
NRG Energy Inc 6.125% 5/15/2036 (d)(l)		1,600,000	1,579,369
NRG Energy Inc 6.25% 11/1/2034 (l)		2,850,000	2,842,490
Pacific Gas and Electric Co 5.2% 5/1/2036		500,000	475,764
Pacific Gas and Electric Co 6% 5/1/2056		500,000	460,285
PacifiCorp 7.375% 9/15/2055 (f)		3,812,000	3,791,368
PG&E Corp 5% 7/1/2028		1,575,000	1,560,134
PG&E Corp 5.25% 7/1/2030		15,895,000	15,631,744
PG&E Corp 6.85% 9/15/2056 (f)		4,603,000	4,554,976
PG&E Corp 7.375% 3/15/2055 (f)		4,024,000	4,086,046
Sierra Pacific Power Co 6.375% 9/15/2056 (f)		5,762,000	5,729,847
Vistra Operations Co LLC 6.875% 4/15/2032 (l)		2,485,000	2,566,729
Vistra Operations Co LLC 7.75% 10/15/2031 (l)		5,605,000	5,843,302
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(l)		893,000	920,940
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)(l)		6,700,000	7,016,448
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(l)		3,460,000	3,677,381
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(l)		4,810,000	5,138,932
			108,776,999
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 6.95% 7/15/2055 (f)		2,818,000	2,767,423
Alpha Generation LLC 6.25% 1/15/2034 (d)(l)		3,605,000	3,522,791
Alpha Generation LLC 6.75% 10/15/2032 (l)		962,000	970,387
Sunnova Energy Corp 5.875% (c)(h)(l)		4,873,000	12,182
Talen Energy Supply LLC 6.25% 2/1/2034 (l)		4,045,000	3,967,380
Talen Energy Supply LLC 6.5% 2/1/2036 (l)		4,045,000	3,994,541
			15,234,704
TOTAL UTILITIES			124,011,703
TOTAL UNITED STATES			1,747,199,471
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 6.375% 2/15/2036 (l)		2,750,000	2,650,450
First Quantum Minerals Ltd 7.25% 2/15/2034 (l)		1,500,000	1,524,843
First Quantum Minerals Ltd 8% 3/1/2033 (l)		1,885,000	1,954,613
First Quantum Minerals Ltd 8.625% 6/1/2031 (l)		1,825,000	1,893,438

TOTAL ZAMBIA			8,023,344
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,110,808,828)			2,091,915,539

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 10.25% (k) (Cost $2,983,626)	31,700	2,836,516

Preferred Securities - 2.8%
	Principal Amount (a)	Value ($)
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 7.2% (f)(l)(p)	4,175,000	4,231,706
BNP Paribas SA 7.45% (f)(l)(p)	3,050,000	3,112,962

TOTAL FRANCE		7,344,668
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
HSBC Holdings PLC 6.75% (f)(p)	880,000	905,617
HSBC Holdings PLC 7% (f)(p)	1,345,000	1,396,816

TOTAL UNITED KINGDOM		2,302,433
UNITED STATES - 2.4%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Energy Transfer LP 6.625% (f)(p)	2,504,000	2,588,021
Energy Transfer LP Series G, 7.125% (f)(p)	2,860,000	2,978,567
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (f)(g)(p)	7,696,000	7,826,008
Sunoco LP 7.875% (d)(f)(l)(p)	5,057,000	5,330,590
TOTAL ENERGY		18,723,186
Financials - 1.3%
Banks - 0.8%
Bank of America Corp 6.25% (f)(p)	2,505,000	2,509,977
BW Real Estate Inc 9.5% (f)(l)(p)	2,471,000	2,504,524
Citigroup Inc 6.5% (d)(f)(p)	1,423,000	1,440,080
Citigroup Inc 6.625% (f)(p)	1,324,000	1,348,601
JPMorgan Chase & Co 6.1% (f)(p)	6,570,000	6,576,566
Truist Financial Corp 6.25% (f)(p)	3,200,000	3,211,831
Wells Fargo & Co 6.125% (d)(f)(p)	4,256,000	4,286,387
		21,877,966
Consumer Finance - 0.5%
Ally Financial Inc 4.7% (d)(f)(p)	11,080,000	10,816,065
Ally Financial Inc 7.1% (f)(p)	3,805,000	3,894,365
		14,710,430
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(f)(p)	860,680	858,517
TOTAL FINANCIALS		37,446,913
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
Sumisho Air Lease Corp 4.125% (f)(p)	10,682,000	10,577,052
Sumisho Air Lease Corp 8.256% (f)(p)	3,337,000	3,380,415
TOTAL INDUSTRIALS		13,957,467
TOTAL UNITED STATES		70,127,566
TOTAL PREFERRED SECURITIES (Cost $76,572,600)		79,774,667

U.S. Treasury Obligations - 3.9%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.10	14,606,000	13,455,777
US Treasury Notes 4% 2/15/2034	4.03 to 4.74	103,236,000	99,300,128
TOTAL U.S. TREASURY OBLIGATIONS (Cost $115,246,128)			112,755,905

Money Market Funds - 11.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	3.69	74,239,370	74,254,217
Fidelity Securities Lending Cash Central Fund (s)(t)	3.72	241,732,970	241,757,144
TOTAL MONEY MARKET FUNDS (Cost $316,010,154)			316,011,361

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $3,109,548,954)	3,080,756,874
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(217,165,773)
NET ASSETS - 100.0%	2,863,591,101

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing - Security is in default.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $274,997 and $262,485, respectively.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,781,440,471 or 62.2% of net assets.

(m)	Zero coupon bond which is issued at a discount.
(n)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,398,438 or 1.5% of net assets.

(o)	Affiliated fund.
(p)	Security is perpetual in nature with no stated maturity date.
(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,643,308 or 0.1% of net assets.

(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $118,265,729.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/2022 - 7/29/2026	45,965,983

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	142,220,077	196,248,499	264,212,524	1,210,763	(3,042)	1,207	74,254,217	74,239,370
Fidelity Private Credit Company LLC	42,215,367	2,253,872	-	1,720,528	-	(1,070,801)	43,398,438	4,692,941
Fidelity Securities Lending Cash Central Fund	254,140,839	249,089,819	261,473,514	411,412	-	-	241,757,144	241,732,970
	438,576,283	447,592,190	525,686,038	3,342,703	(3,042)	(1,069,594)	359,409,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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